Derivative financial instruments and Short positions (Details Text) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Hedge Swaps And Future Contracts Mtm [Abstract]
Credit	R$ 76,534	R$ 116,441	R$ 69,489
To be realized in the next twelve months	2,450	9,342
Short positions
Short positions	R$ 32,695,677	R$ 32,808,392	R$ 31,694,269